Shareholders’ Equity	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Ordinary Shares
The Company is a public limited company incorporated in England and Wales. On June 22, 2018, the Company completed its initial public offering ("IPO") of ordinary shares in the form of ADSs.
Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the Company's board of directors and declared by the shareholders.  As of March 31, 2022, the Company has not declared any dividends.
On February 12, 2021, the Company completed an underwritten public offering of 14,285,715 ADSs, which included the full exercise by the underwriters to purchase an additional 2,142,857 ADSs, at a public offering price of $7.00 per ADS. Aggregate net proceeds to the Company, after deducting underwriting discounts and offering expenses, were $106.9 million.
In November 2021, pursuant to the Blackstone Securities Purchase Agreement, the Company sold 17,985,611 ADSs representing 17,985,611 ordinary shares, in a private placement price at a price of $5.56 per ADS to Blackstone resulting in gross proceeds of $100 million.  The Company received aggregate net proceeds of $98.0 million, after deducting issuance expenses.
As of March 31, 2022 the Company’s issued and outstanding share capital consisted of (i) 90,907,941 ordinary shares, with a nominal value of $0.000042 per share, (ii) 34,425 deferred shares, with a nominal value of £0.00001 per share, (iii) 88,893,548 B deferred shares, with a nominal value of £0.00099 per share and (iv) 1 C deferred share, with a nominal value of £0.000008. Each issued share has been fully paid. As at March 31, 2022, 62,040 ordinary shares underlying restrictive stock unit awards have vested however, these restricted stock unit awards have not been issued and, as such are not included in the Company's outstanding shares at March 31, 2022.
Open Market Sale Agreement
In September 2020, the Company entered into a Sale Agreement ("Sales Agreement") with Jefferies LLC (Jefferies), under which the Company may, at its option, offer and sell ADSs having an aggregate offering price of up to $100 million from time to time through Jefferies, acting as sales agent. Any such sales made through Jefferies can be made by any method that is deemed an “at-the-market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), or in other transactions pursuant to an effective shelf registration statement on Form F-3. The Company agreed to pay Jefferies a commission of 3.0% of the gross proceeds of any sales of ADSs sold pursuant to the Sales Agreement. During the three months ended March 31, 2022, the Company did not issue any ADSs under the Sales Agreement.
During the year ended December 31, 2021, the Company issued an aggregate of 3,787,972 ADSs under the Sales Agreement for net proceeds, after deducting underwriting discounts and offering expenses of $29.6 million.
As of March 31, 2022, $69.1 million worth of ADSs remained available for sale under the “at the market” equity offering program.